Share capital and Share Premium - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 kr / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 kr / shares	Dec. 31, 2021 USD ($)
Disclosure of classes of share capital [abstract]
Common stock par or stated value per share | kr / shares				kr 0.15		kr 0.15
Share issuance costs	$ 737	$ 2,827	$ 689
Transfer of share premium	$ 18,000	$ 46,000
Capital reduction reserves					$ 287,500		$ 269,500